Financial Instruments Risk (Tables)	9 Months Ended
Mar. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Aging of Receivables	The Company’s aging of trade receivables was as follows:

	March 31, 2023	June 30, 2022
	$	$
0 – 60 days	28,355	23,763
61+ days	6,661	4,902
	35,016	28,665

Schedule of Contractual Cash Flows from Lease Receivables
The Company’s contractual cash flows from lease receivables is as follows:

	Note	March 31, 2023
		$
Next 12 months		2,480
Over 1 year to 2 years		2,396
Over 2 years to 3 years		1,522
Over 3 years to 4 years		1,417
Over 4 years to 5 years		1,127
Thereafter		817
Total undiscounted lease payments receivable		9,759
Unearned finance income		(1,169)
Total lease receivable		8,590
Current	4	(2,094)
Long-term		6,496

Disclosure of Accounts Payable and Accrued Liabilities
The composition of the Company’s accounts payable and accrued liabilities was as follows:

	March 31, 2023	June 30, 2022
	$	$
Trade payables	21,942	13,858
Accrued liabilities	38,176	34,810
Payroll liabilities	12,610	18,851
Excise tax payable	2,611	960
Other payables	486	1,395
	75,825	69,874

Schedule of Gross Contractual Obligations
In addition to the commitments outlined in Note 26, the Company has the following undiscounted contractual obligations as at March 31, 2023, which are expected to be payable in the following respective periods:

	Total	≤1 year	Over 1 year - 3 years	Over 3 years - 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	75,825	75,825	—	—	—
Convertible notes and interest (1)(2)	148,451	148,451	—	—	—
Lease liabilities (2)	98,731	8,548	21,812	15,505	52,866
Loans and borrowings	45,734	9,571	2,636	6,758	26,769
Contingent consideration payable (3)	12,487	—	9,942	2,545	—
Business acquisition retention payments	3,797	3,797	—	—	—
	385,025	246,192	34,390	24,808	79,635
(1)Assumes the principal balance of the debentures outstanding at March 31, 2023 remains unconverted and includes the estimated interest payable until the maturity date.
(2)Includes interest payable until maturity date.
(3)Relates to acquired businesses. Payable in cash, shares, or a combination of both at Aurora’s sole discretion.